UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2010

1.832123.104

CSI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.5%
	Principal Amount	Value
California - 90.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 228,309
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,960,796
2.5% 6/1/15	895,000	924,795
2.5% 6/1/16	1,070,000	1,088,543
3% 6/1/15	525,000	554,962
3% 6/1/16	525,000	548,767
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	141,803
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,028,140
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	169,691
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	439,915
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	469,868
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	527,996
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,005,320
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435,000	451,365
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	182,125
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	137,974
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	365,913
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	139,642
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	6,110,778
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	2,998,034
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	80,962
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,218,059
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	652,923
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,920,000	2,106,912
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.25% 5/1/12	$ 135,000	$ 146,263
5.25% 5/1/12 (FSA Insured)	605,000	656,679
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,299,190
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,823,976
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,812,955
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,927,633
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,587,024
5.5% 5/1/11	1,050,000	1,098,846
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,260,000	2,459,219
5.5% 5/1/13 (AMBAC Insured)	735,000	805,104
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,319,408
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,996,881
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,603,263
6% 5/1/13	1,670,000	1,845,049
Series 2005 F3, 5% 5/1/21	1,445,000	1,590,468
Series 2010 L, 5% 5/1/17	8,000,000	9,066,480
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	126,875
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	1,810,000	2,002,874
5.25% 7/1/12	7,035,000	7,642,191
5.25% 7/1/12 (FGIC Insured)	445,000	483,408
5.25% 7/1/13	3,235,000	3,591,271
5.25% 7/1/14	5,025,000	5,690,913
Series 2008 A, 5% 1/1/11	2,800,000	2,874,592
Series 2008 B, 5%, tender 3/1/11 (b)(c)	5,785,000	5,987,880
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	772,228
Series 2009 A:
5% 7/1/10 (Escrowed to Maturity) (c)	305,000	306,132
5% 7/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	70,254
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,086,779
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,200,000	$ 1,297,416
5% 7/1/15	2,615,000	2,893,654
5% 7/1/17	3,105,000	3,506,725
5.25% 1/1/11	600,000	616,848
5.25% 1/1/11 (Escrowed to Maturity) (c)	4,975,000	5,119,126
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,976,898
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,112,149
5.25% 7/1/14	12,070,000	13,669,516
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,089,917
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,265,274
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,238,144
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	534,195
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	563,775
5% 4/1/16	400,000	451,820
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,657,802
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	460,985
4% 9/1/18	255,000	268,535
5% 9/1/16	300,000	336,828
5% 9/1/17	400,000	450,060
California Gen. Oblig.:
0% 4/1/11	15,000	14,719
4% 8/1/13	500,000	534,760
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,206
5% 6/1/10	75,000	75,000
5% 5/1/11	95,000	98,685
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,534
5% 2/1/12	260,000	276,596
5% 2/1/12	120,000	127,660
5% 2/1/12	110,000	117,021
5% 3/1/12	1,425,000	1,518,694
5% 4/1/12	125,000	133,560
5% 10/1/12	2,000,000	2,168,140
5% 2/1/13	2,205,000	2,400,120
5% 2/1/13	175,000	190,486
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 6/1/13	$ 1,000,000	$ 1,096,870
5% 10/1/13	50,000	54,084
5% 11/1/13	870,000	962,003
5% 3/1/14	3,675,000	4,069,328
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	3,785,000	4,065,052
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	4,225,000	4,795,079
5.25% 10/1/12	110,000	119,876
5.25% 10/1/13	185,000	205,713
5.25% 2/1/14 (FSA Insured)	270,000	297,092
5.25% 2/1/15	40,000	43,705
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	76,225
5.25% 2/1/16	1,000,000	1,070,870
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	25,000
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	35,407
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	46,063
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,300,500
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	7,460,000	8,596,009
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,168,303
5.5% 4/1/11	45,000	46,772
5.75% 10/1/10	60,000	60,998
5.75% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,662
5.75% 10/1/11	170,000	181,019
5.75% 11/1/11	100,000	106,843
6.25% 9/1/12	470,000	494,769
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,200,000	1,278,396
5% 3/1/14	2,000,000	2,146,460
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	299,401
Series 2008 H, 5.125% 7/1/22	1,000,000	1,030,340
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,807,338
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,053,820
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	54,703
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	827,055
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	$ 1,000,000	$ 1,118,650
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,067,288
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,352,666
(Sutter Health Proj.) Series 2008 A:
5% 8/15/12	2,000,000	2,150,880
5% 8/15/15	1,440,000	1,581,278
5.5% 8/15/16	1,000,000	1,128,370
4.45%, tender 7/1/11 (b)	1,770,000	1,822,711
California Infrastructure & Econ. Dev. Bank Rev.:
(Asian Art Museum of San Francisco Proj.) Series 2000, 5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	80,800
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	141,912
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	6,001,720
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,652,750
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,810,363
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,508,145
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007, 4% 12/1/10	100,000	101,626
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	3,996,704
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,823,333
Series 2004 A, 4%, tender 12/1/11 (b)	1,695,000	1,773,597
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,052,880
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	50,504
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,209,497
5% 2/1/14	1,220,000	1,253,989
5% 2/1/15	1,615,000	1,650,562
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	$ 365,000	$ 390,269
5% 4/1/14	200,000	218,826
California Muni. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2004, 3% 9/1/14	3,000,000	3,002,280
Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	2,963,670
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (BP West Coast Products LLC Proj.) Series 2009, 2.6%, tender 9/2/14 (b)	3,000,000	3,010,740
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/10	550,000	550,000
5% 6/1/11	375,000	389,044
5.25% 6/1/12	1,440,000	1,532,808
5.25% 6/1/14	70,000	76,135
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,910,621
Series 2007 F, 4% 11/1/13	165,000	172,932
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,968
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	100,000
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	109,768
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,060
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	160,635
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,310,000	2,427,394
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	351,103
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,010,314
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	114,803
(Lassen County, Susanville State Prison Proj.) Series 2001 A, 5.25% 6/1/10 (AMBAC Insured)	50,000	50,000
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	688,228
5% 4/1/14	1,270,000	1,377,429
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	$ 50,000	$ 54,196
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,174,000
Series A, 5.5% 6/1/14	155,000	165,022
Series B:
5.55% 6/1/10	100,000	100,000
5.55% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	250,000
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,666,982
Series 2007 F, 4% 11/1/12	110,000	115,577
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,126,200
Series 2010 A, 5% 3/1/15	2,960,000	3,192,656
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	41,969
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	42,452
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,024,095
Series 2009 A:
5% 11/1/15	1,000,000	1,144,830
5% 11/1/16	1,485,000	1,695,128
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,102
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,047,020
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,094,040
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series 2005 F, 5% 7/1/10	1,545,000	1,548,646
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,084,346
5.5% 8/15/14	1,435,000	1,577,897
Series 2008 B, 5% 8/15/15	60,000	64,095
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,043,374
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	$ 1,000,000	$ 1,038,780
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	4,000,000	4,085,640
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,050,000	2,096,945
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	448,030
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,625,000	1,794,146
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	34,375,000	37,278,981
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	930,000	1,007,032
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	17,022
5% 10/1/13 (FSA Insured)	40,000	44,568
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	436,336
4% 11/1/14	300,000	328,398
5% 11/1/15	1,000,000	1,153,120
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	360,028
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,096,299
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,607,968
4% 9/1/16	1,125,000	1,236,308
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,268,151
Cerritos Cmnty. College District Series 2004 C:
4% 8/1/10	200,000	201,134
4% 8/1/11	400,000	415,996
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	33,219
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Chaffey Unified High School District:
Series 1998 B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	$ 70,000	$ 71,259
Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,710
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B, 5% 6/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,000,000
Davis Spl. Tax Rev. 5% 9/1/10 (AMBAC Insured)	565,000	567,130
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	543,050
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,056,600
Series 2008, 4% 9/1/13	5,000,000	5,465,850
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,309
5% 8/1/12 (FSA Insured)	55,000	59,641
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,316
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	243,938
4% 5/1/12 (CIFG North America Insured)	300,000	311,247
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	393,774
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	416,788
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,012,140
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,416
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	93,365
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,119,433
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	861,854
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	227,974
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series 2003 B:
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	$ 60,000	$ 60,000
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,416,673
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,706,942
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	115,000
Series 2007 A1, 5% 6/1/11	1,000,000	1,022,710
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,126,730
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	197,820
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,170,850
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	510,515
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,309
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	190,959
Kern County High School District Series A, 6.3% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	75,646
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,621,687
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,199,146
5% 5/15/15	1,000,000	1,143,240
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	97,177
(Disney Parking Proj.) 0% 3/1/14	20,000	18,089
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	39,097
Series 2009 A, 5% 7/1/14	5,000,000	5,687,550
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,547
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Rev.: - continued
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	$ 105,000	$ 114,919
5% 10/1/14 (FSA Insured)	25,000	28,642
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	185,648
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	126,132
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,165
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,290,880
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	63,508
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	185,000	208,012
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,330
Series 2009 A, 4% 9/1/15	2,085,000	2,286,140
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,294,850
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	15,000	15,526
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	80,332
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	40,000	44,058
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,431,898
Series 2003 F:
4.5% 7/1/13	3,000,000	3,286,770
5% 7/1/14	25,000	27,614
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,686
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Unified School District: - continued
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	$ 5,865,000	$ 6,587,568
5.5% 7/1/15 (Pre-Refunded to 7/1/13 @ 100) (c)	11,855,000	13,495,021
(Election of 2004 Proj.) Series 2006 G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,208,030
Series 1997 A, 6% 7/1/14	3,055,000	3,536,376
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,637,042
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,731,901
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	7,010,000	7,873,632
Series 2004 I, 5% 7/1/16	3,180,000	3,600,714
Series 2007 E, 5% 7/1/10	1,865,000	1,871,807
Series 2009 KRY, 5% 7/1/15	5,000,000	5,669,050
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series A, 5% 8/1/10 (Escrowed to Maturity) (c)	60,000	60,455
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,709,600
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	153,645
4% 7/1/13 (FSA Insured)	175,000	188,823
5% 7/1/14 (FSA Insured)	2,000,000	2,253,880
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	53,636
4% 7/1/15	100,000	107,456
4% 7/1/17	85,000	89,771
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,842
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	70,270
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	282,771
5.375% 7/1/12	1,000,000	1,062,390
Series 2003 A, 5% 7/1/13	35,000	39,210
Series 2004 B:
5% 7/1/10	90,000	90,329
5% 7/1/11	1,155,000	1,212,080
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	$ 2,000,000	$ 2,256,120
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,806
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,983,354
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	114,040
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	49,710
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 C, 4%, tender 2/8/11 (b)	2,900,000	2,948,459
Series 2009 D, 5%, tender 2/7/13 (b)	750,000	804,090
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	68,674
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	39,976
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,404,311
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,733,576
4% 8/1/16	1,335,000	1,403,405
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.):
Series 1993 A:
5.85% 7/1/10 (AMBAC Insured)	25,000	25,081
5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	25,105
Series 2009 A, 5% 7/1/16	1,940,000	2,167,775
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	1,000,000	1,111,510
5% 7/1/17	2,750,000	3,050,190
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,066,130
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,432,174
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,538
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,699
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 150,000	$ 156,626
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	116,481
4% 8/15/15	50,000	55,175
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,972
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	224,572
3.5% 10/1/14	150,000	158,577
4% 10/1/15	100,000	107,955
4% 10/1/16	100,000	106,971
4% 10/1/17	420,000	445,725
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	51,524
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	308,119
4% 8/1/15	250,000	270,565
5% 8/1/17	470,000	533,069
5% 8/1/18	505,000	578,791
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	53,518
Series 2009 A1:
4% 8/1/14	300,000	326,970
5% 8/1/15	1,000,000	1,138,490
5% 11/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,675
Placentia Pub. Fing. Auth. Rev.:
2% 9/1/10	1,000,000	1,001,740
2.625% 9/1/11	750,000	755,723
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	53,112
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	105,131
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	68,674
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	$ 30,000	$ 31,013
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,731
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	92,356
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,115,000	1,115,000
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,816,638
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,225,000	1,255,772
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,557,030
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,273,565
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	50,661
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,073,560
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,035,440
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,095,120
Sacramento City Fing. Auth. Rev.:
(Pub. Safety and Parking Impts. Proj.) Series 2002, 5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	141,400
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	43,235
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	130,000	136,721
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	537,905
5% 7/1/13	625,000	688,169
5% 7/1/14	550,000	612,926
5% 7/1/16	1,275,000	1,428,472
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,091,800
5% 2/1/16	3,000,000	3,138,090
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,072,710
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino Cmnty. College District Series A:
5% 8/1/16	$ 215,000	$ 241,847
5% 8/1/17	150,000	168,581
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/15	5,000,000	5,387,800
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,143,673
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,533
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B:
5% 5/15/12	50,000	53,863
5% 5/15/17	2,725,000	3,108,571
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	209,400
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,233,045
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,285,660
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,257,440
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,913,180
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	83,363
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,856
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	5,000,000	5,649,850
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	12,804,275
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	711,451
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	929,589
5% 8/1/16	1,095,000	1,155,433
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,830,736
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	$ 75,000	$ 75,117
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	47,497
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	28,364
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	268,721
Series 2010 N:
5% 5/15/15	1,000,000	1,130,630
5% 5/15/16	1,000,000	1,126,210
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,655
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,504,957
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,370
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	493,107
5% 8/1/15	250,000	289,923
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	62,951
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	308,418
3% 12/1/14	250,000	260,585
5% 12/1/15	300,000	339,927
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.):
Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,035,730
Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	161,931
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	33,347
6.75% 7/1/13	65,000	75,183
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	226,940
6.75% 7/1/13 (FSA Insured)	1,800,000	2,105,730
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	$ 55,000	$ 59,846
Series 2009 A, 5% 7/1/20	2,000,000	2,250,560
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	51,801
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,058
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	52,645
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	21,657
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	62,773
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,417,600
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,157,060
5.375% 8/1/22	1,750,000	1,984,640
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14 (a)	1,230,000	1,360,811
Univ. of California Revs.:
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	52,595
Series 2009 O, 5% 5/15/17	1,000,000	1,157,880
Series 2010 S, 5% 5/15/16	1,785,000	2,047,270
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	108,151
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	50,398
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	1,600,000	1,857,552
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11	100,000	103,819
4.5% 7/1/12	275,000	291,929
4.5% 7/1/13	250,000	268,718
5% 7/1/14	300,000	324,900
5% 7/1/15	300,000	320,184
5% 7/1/16	200,000	211,354
Series A, 5% 7/1/12	385,000	416,751
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	$ 500,000	$ 537,110
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	551,525
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	36,655
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,268
		602,849,041
Commonwealth Of Marianas - 0.5%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	3,000,000	3,527,520
Puerto Rico - 0.5%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	325,995
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,246,807
Series 2002, 5.25% 7/1/10 (FGIC Insured)	170,000	170,423
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	260,400
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	80,893
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,056,610
Puerto Rico Pub. Bldg. Auth. Rev. Series M, 5.5% 7/1/10	385,000	386,109
		3,527,237
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	705,498
5% 10/1/15	600,000	666,144
Series 2006, 4% 10/1/10 (FGIC Insured)	580,000	577,767
Series 2009 A, 6% 10/1/14	1,250,000	1,396,238
Series 2009 B, 5% 10/1/16	2,000,000	2,189,060
		5,534,707
TOTAL MUNICIPAL BONDS (Cost $597,640,083)		615,438,505
Municipal Notes - 0.6%
	Principal Amount	Value
California - 0.6%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	1,500,000	$ 1,319,235
California Cmnty. College Fing. Auth. Rev. TRAN Series 2009 B, 2.25% 6/30/10	3,000,000	3,002,670
TOTAL MUNICIPAL NOTES (Cost $4,222,846)		4,321,905
TOTAL INVESTMENT PORTFOLIO - 93.1% (Cost $601,862,929)		619,760,410
NET OTHER ASSETS - 6.9%		45,692,083
NET ASSETS - 100%		$ 665,452,493
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $601,852,476. Net unrealized appreciation aggregated $17,907,934, of which $18,404,642 related to appreciated investment securities and $496,708 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2010

1.802197.106

CFL-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
California - 97.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 388
5% 8/1/18	330	337
5% 8/1/19	555	561
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,289
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	725
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	927
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,644
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,875
5% 12/1/20 (AMBAC Insured)	2,810	2,989
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,651
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,942
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,630
5.5% 4/1/26 (FSA Insured)	1,000	1,016
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,142
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	826
0% 9/1/22 (FSA Insured)	5,150	2,625
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,565
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,122
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,647
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,314
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,117
5% 8/1/17 (FGIC Insured)	5,030	5,209
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,934
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,939
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,201
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,345
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,454
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,283
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,492
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,156
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,145
0% 8/1/12 (AMBAC Insured)	2,800	2,613
0% 8/1/17 (AMBAC Insured)	1,000	705
0% 8/1/18 (AMBAC Insured)	2,000	1,330
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	842
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,061
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	8,400	9,278
6% 5/1/13	2,320	2,563
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (d)	2,000	2,228
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,022
5.25% 7/1/14	2,095	2,373
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,069
6% 3/1/38	1,000	1,054
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,479
5% 2/1/17	1,000	909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 1,734
Series 2010 A:
5% 10/1/25	5,860	6,094
5% 10/1/30	1,000	1,010
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	738
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,993
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,025
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	886
4% 9/1/21	1,000	1,021
4% 9/1/22	740	746
4% 9/1/23	1,080	1,074
4% 9/1/24	1,125	1,108
5% 9/1/19	400	450
5% 9/1/39	5,000	5,018
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,107
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	217
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,967
4.5% 10/1/36	3,075	2,677
5% 3/1/15	2,130	2,370
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,721
5% 9/1/17	750	816
5% 3/1/19	3,000	3,237
5% 8/1/22	1,500	1,561
5% 10/1/22	1,355	1,428
5% 11/1/22	1,600	1,677
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,934
5% 12/1/22	3,500	3,669
5% 2/1/23	1,095	1,124
5% 2/1/26	1,500	1,514
5% 3/1/26	2,800	2,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/26	$ 2,600	$ 2,641
5% 6/1/27 (AMBAC Insured)	2,800	2,850
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,800
5% 6/1/31	2,000	1,987
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
5% 8/1/33	3,400	3,325
5.125% 11/1/24	2,800	2,896
5.125% 2/1/26	2,800	2,878
5.25% 2/1/14	4,045	4,464
5.25% 10/1/14	140	142
5.25% 2/1/16	7,500	8,128
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,232
5.25% 2/1/20	6,805	7,229
5.25% 2/1/22	2,020	2,119
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,590
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,823
5.25% 2/1/29	5,000	5,049
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,025
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,177
5.25% 12/1/33	105	106
5.25% 3/1/38	6,000	6,018
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	828
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,154
5.5% 4/1/30	25	26
5.5% 11/1/33	30,940	31,490
5.5% 11/1/34	2,535	2,614
5.5% 11/1/39	1,810	1,862
6% 4/1/18	1,570	1,831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 3,900	$ 4,276
6% 4/1/38	5,750	6,207
6% 11/1/39	8,000	8,663
6.5% 4/1/33	11,500	12,936
6.75% 8/1/12	1,100	1,228
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,444
Series 2008 H, 5.125% 7/1/22	3,000	3,091
Series 2008 L, 5.125% 7/1/22	3,000	3,091
Series 2009 C, 5%, tender 7/2/12 (b)	6,300	6,698
Series 2009 E, 5.625% 7/1/25	5,000	5,248
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,625
Series 2009, 5% 8/15/39	5,000	4,743
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,478
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,307
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,574
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,101
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,000
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,315
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,941
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,947	3,303
Series 1983 B, 0% 8/1/15	65	38
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	280	284
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,014
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	978
5% 12/1/42	3,000	2,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 2,024
5.25% 2/1/32 (AMBAC Insured)	6,295	6,120
Series 2005, 5% 10/1/33	7,235	7,427
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,608
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,139
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,335	4,499
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,803
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,574
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,136
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,350
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,789
5% 6/1/14	2,000	2,157
5.25% 6/1/24	5,400	5,485
5.25% 6/1/25	5,000	5,061
5.25% 6/1/30	4,000	3,918
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,485
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,974
Series 2006 G:
5% 11/1/20	1,825	1,895
5% 11/1/21	2,020	2,085
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,863
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,182
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	$ 1,000	$ 1,090
5.5% 6/1/17	9,980	10,657
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,643
5% 11/1/16 (FGIC Insured)	2,000	2,132
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,143
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,341
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,604
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,597
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,919
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,947
5.125% 6/1/29	5,000	4,867
5.5% 6/1/19	2,000	2,094
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,109
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,299
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,419
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,214
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,893
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,566
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,396
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,737
Series 2006 E:
5% 10/1/23	2,410	2,550
5.25% 10/1/21	2,900	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 1,800	$ 1,850
Series 2009 I:
5.5% 11/1/23	1,535	1,598
6.125% 11/1/29	1,200	1,282
6.25% 11/1/21	2,000	2,245
6.375% 11/1/34	3,000	3,207
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,387
5.5% 11/1/16 (AMBAC Insured)	1,500	1,626
Series 2009 A:
5.75% 11/1/25	3,675	4,191
5.75% 11/1/28	6,525	7,255
6% 11/1/40	7,240	7,941
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	7,965	8,340
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,539
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,038
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,884
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	938
Series 2005 G, 5.25% 7/1/13	1,475	1,549
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	132
5% 8/15/19	50	52
5.75% 8/15/38	3,000	3,011
6.25% 8/15/33	2,500	2,619
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,233
Series 2007 A:
4.75% 4/1/33	2,000	1,888
5% 4/1/31	4,900	4,813
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 9,000	$ 9,130
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,725
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,035
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,865
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,420	1,538
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,959
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	854
0% 5/1/16	1,365	1,091
0% 5/1/17	1,155	878
0% 5/1/18	1,335	942
0% 5/1/19	1,000	660
0% 5/1/34 (a)	5,300	3,245
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,417
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,604
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,061
5% 11/1/25 (AMBAC Insured)	3,820	4,033
5% 11/1/33 (AMBAC Insured)	5,000	5,071
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,543
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,244
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,243
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,685	$ 3,033
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,562
5% 8/1/25 (FSA Insured)	1,435	1,490
5% 8/1/26 (FSA Insured)	2,000	2,080
5% 8/1/27 (FSA Insured)	1,785	1,849
5% 8/1/31 (FSA Insured)	5,000	5,090
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,625
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,334
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,206
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,925
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	611
5% 9/1/12 (AMBAC Insured)	625	653
5% 9/1/13 (AMBAC Insured)	655	685
5% 9/1/14 (AMBAC Insured)	690	726
5% 9/1/15 (AMBAC Insured)	725	772
5% 9/1/18 (AMBAC Insured)	835	864
5% 9/1/20 (AMBAC Insured)	925	929
5% 9/1/22 (AMBAC Insured)	1,020	1,015
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,170
6% 3/1/20 (FSA Insured)	1,000	1,128
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,800
5% 4/1/12	4,210	4,240
5% 4/1/13	1,830	1,843
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,582
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,469
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,441
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 720
0% 10/1/25 (AMBAC Insured)	1,665	671
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	571
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,448
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	835
0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,923
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,132
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,317
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	763
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,081
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,601
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,035
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,454
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	21,738
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,931
5.75% 1/15/40	8,155	8,006
5.875% 1/15/27	4,000	4,075
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,585
5.875% 1/15/29	4,000	4,043
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Pre-Refunded to 7/1/10 @ 101) (d)	$ 1,250	$ 1,268
5.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (d)	1,000	1,014
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,689
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,494
5% 6/1/45	12,125	10,921
5% 6/1/45	2,775	2,527
Series 2007 A1:
5% 6/1/11	1,445	1,478
5% 6/1/12	1,400	1,454
5% 6/1/13	1,000	1,045
5% 6/1/14	2,000	2,098
5% 6/1/15	1,000	1,049
5% 6/1/33	3,000	2,412
5.125% 6/1/47	2,600	1,706
5.75% 6/1/47	5,000	3,635
5% 6/1/45 (FSA Insured)	275	262
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,770
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	2,500	2,553
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	580
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,190
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,992
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,822
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,847
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000	$ 1,028
Series 2010 B, 5% 5/15/22	2,735	3,043
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,038
Series A, 5.75% 8/1/33	2,800	3,056
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,383
Series 2008 A, 6% 8/1/33	10,000	11,179
Series 2009 A, 5.5% 8/1/29	1,000	1,098
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,831
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,207
(Disney Parking Proj.):
0% 3/1/11	1,950	1,933
0% 3/1/12	2,180	2,117
0% 3/1/13	6,490	6,110
0% 9/1/14 (AMBAC Insured)	3,860	3,429
0% 3/1/18	3,000	2,168
0% 3/1/19	3,200	2,159
0% 3/1/20	1,000	629
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,140
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,248
5.375% 9/1/19 (FSA Insured)	1,210	1,302
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,711
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,158
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,067
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,176
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	$ 3,120	$ 3,128
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,398
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,998
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,535
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,532
Series 2007 A2, 5% 7/1/44	6,765	6,943
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (d)	10,690	13,018
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,887
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,270
Series 2007 A1, 4.5% 1/1/28	6,900	6,672
Series 2010 KRY, 5.25% 7/1/34	5,000	5,210
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,135
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,880	2,247
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,348
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	516
5% 7/1/39	4,095	4,185
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,434
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	573
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,143
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,226
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,509
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 3,922
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,701
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	579
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	620
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,742
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	569
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,391
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,280
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,189
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,319
12% 8/1/17 (FSA Insured)	1,000	1,606
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,038
Series 2009 E, 5%, tender 2/7/13 (b)	2,800	3,002
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,508
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,028
5% 9/1/17 (AMBAC Insured)	2,735	2,783
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,692
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,271
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,509
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,427
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	$ 3,000	$ 3,198
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,147
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,124
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,172
6.5% 8/1/24	1,220	1,368
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,417
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,243
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,501
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,190
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,051
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,060
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,463
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,610
4% 9/1/13	1,855	1,928
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,201
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	564
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	975	975
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,245	5,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 4,000	$ 4,001
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,112
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)(d)	375	414
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,984
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,113
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,454
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,792
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,730
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,050
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,287
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,402
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,790	1,790
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	5,981
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,915	2,988
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,747
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,464
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,816
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.): - continued
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950	$ 2,013
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,116
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,842
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	641
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,194
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	560
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	721
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	696
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,136
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,623
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,871
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,654
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,013
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,300	11,010
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,059
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,058
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,573
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,228
5% 11/15/17 (AMBAC Insured)	2,000	2,199
5% 11/15/18 (AMBAC Insured)	2,000	2,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	$ 4,090	$ 4,196
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,786
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,082
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,511
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,339
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,187
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,142
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,787
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,626
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,012
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,524
Second Series 32F, 5.25% 5/1/19	2,500	2,830
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,404
5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,059
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,915
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.):
Series 2009 B:
6.125% 8/1/28	1,000	1,059
6.625% 8/1/39	1,000	1,050
Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,473
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,084
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,720	$ 3,882
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,776
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	1,958
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,202
5.5% 1/15/28	1,060	944
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,409
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,703
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,817
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	956
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,252
5% 3/1/24 (AMBAC Insured) (c)	9,690	9,695
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,134
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,975
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,863
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,087
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,724
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,190
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	$ 5,280	$ 5,763
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,062
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	688
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	655
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,048
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,011
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,441
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,042
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,387
0% 9/1/22 (AMBAC Insured)	2,900	1,508
0% 9/1/25 (AMBAC Insured)	6,800	2,878
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,034
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	398
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,173
Sierra View Local Health Care District Rev. Series 1998, 5.4% 7/1/22	4,315	4,322
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,511
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	957
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,620
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,588
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	647
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,374
6% 6/1/22	1,100	1,141
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,530
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,539
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,614
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	709
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,742
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,019
Series 2007 D, 5% 5/15/25	4,250	4,537
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	797
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2008 L, 5% 5/15/40	3,000	3,078
Series 2009 O, 5.75% 5/15/34	9,900	11,098
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,137
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,375
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,784
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,157
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,597
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,261
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,034
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,226
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	140
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	896
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,315	$ 349
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,143
6.25% 7/1/39	6,000	6,300
Series A:
5% 7/1/23	1,460	1,459
5% 7/1/25	1,665	1,653
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,602
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,846
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,387
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,117
		1,657,571
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	547
5.375% 10/1/14	1,000	1,092
5.875% 10/1/18	1,565	1,771
		3,410
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.717% 7/1/21 (FGIC Insured) (b)	4,600	3,420
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,605
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,456
		12,481
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,513
Series 2009 B, 5% 10/1/25	1,500	1,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series A:
5% 10/1/10	$ 520	$ 520
5.25% 10/1/15	1,255	1,382
		4,937
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,644,037)	1,678,399
NET OTHER ASSETS - 1.3%	22,699
NET ASSETS - 100%	$ 1,701,098
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,642,477,000. Net unrealized appreciation aggregated $35,922,000, of which $58,575,000 related to appreciated investment securities and $22,653,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

1.819030.105

ASCM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
California - 97.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 388
5% 8/1/18	330	337
5% 8/1/19	555	561
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,289
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	725
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	927
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,644
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,875
5% 12/1/20 (AMBAC Insured)	2,810	2,989
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,651
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,942
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,630
5.5% 4/1/26 (FSA Insured)	1,000	1,016
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,142
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	826
0% 9/1/22 (FSA Insured)	5,150	2,625
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	9,565
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,122
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,647
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,314
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,315
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,117
5% 8/1/17 (FGIC Insured)	5,030	5,209
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	5,934
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,939
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,201
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,345
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,454
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,283
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,492
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,156
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	2,145
0% 8/1/12 (AMBAC Insured)	2,800	2,613
0% 8/1/17 (AMBAC Insured)	1,000	705
0% 8/1/18 (AMBAC Insured)	2,000	1,330
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	842
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,061
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	8,400	9,278
6% 5/1/13	2,320	2,563
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (d)	2,000	2,228
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,022
5.25% 7/1/14	2,095	2,373
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,069
6% 3/1/38	1,000	1,054
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,479
5% 2/1/17	1,000	909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,280	$ 1,734
Series 2010 A:
5% 10/1/25	5,860	6,094
5% 10/1/30	1,000	1,010
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	738
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,993
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,025
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	886
4% 9/1/21	1,000	1,021
4% 9/1/22	740	746
4% 9/1/23	1,080	1,074
4% 9/1/24	1,125	1,108
5% 9/1/19	400	450
5% 9/1/39	5,000	5,018
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,107
Series 2005, 5.5% 6/1/28	275	275
Series 2007:
5.625% 5/1/20	150	151
5.625% 5/1/26	215	217
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	2,967
4.5% 10/1/36	3,075	2,677
5% 3/1/15	2,130	2,370
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,721
5% 9/1/17	750	816
5% 3/1/19	3,000	3,237
5% 8/1/22	1,500	1,561
5% 10/1/22	1,355	1,428
5% 11/1/22	1,600	1,677
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	2,934
5% 12/1/22	3,500	3,669
5% 2/1/23	1,095	1,124
5% 2/1/26	1,500	1,514
5% 3/1/26	2,800	2,843
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 6/1/26	$ 2,600	$ 2,641
5% 6/1/27 (AMBAC Insured)	2,800	2,850
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,800
5% 6/1/31	2,000	1,987
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	992
5% 8/1/33	3,400	3,325
5.125% 11/1/24	2,800	2,896
5.125% 2/1/26	2,800	2,878
5.25% 2/1/14	4,045	4,464
5.25% 10/1/14	140	142
5.25% 2/1/16	7,500	8,128
5.25% 10/1/17	105	106
5.25% 11/1/18	3,000	3,232
5.25% 2/1/20	6,805	7,229
5.25% 2/1/22	2,020	2,119
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,590
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,823
5.25% 2/1/29	5,000	5,049
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,025
5.25% 4/1/30	35	35
5.25% 2/1/33	8,150	8,177
5.25% 12/1/33	105	106
5.25% 3/1/38	6,000	6,018
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	828
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,154
5.5% 4/1/30	25	26
5.5% 11/1/33	30,940	31,490
5.5% 11/1/34	2,535	2,614
5.5% 11/1/39	1,810	1,862
6% 4/1/18	1,570	1,831
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6% 3/1/33	$ 3,900	$ 4,276
6% 4/1/38	5,750	6,207
6% 11/1/39	8,000	8,663
6.5% 4/1/33	11,500	12,936
6.75% 8/1/12	1,100	1,228
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,444
Series 2008 H, 5.125% 7/1/22	3,000	3,091
Series 2008 L, 5.125% 7/1/22	3,000	3,091
Series 2009 C, 5%, tender 7/2/12 (b)	6,300	6,698
Series 2009 E, 5.625% 7/1/25	5,000	5,248
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,625
Series 2009, 5% 8/15/39	5,000	4,743
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,478
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,307
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,574
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,101
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,000
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,315
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	4,941
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,947	3,303
Series 1983 B, 0% 8/1/15	65	38
Series 1998 J, 4.85% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	280	284
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,014
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	978
5% 12/1/42	3,000	2,830
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	$ 2,000	$ 2,024
5.25% 2/1/32 (AMBAC Insured)	6,295	6,120
Series 2005, 5% 10/1/33	7,235	7,427
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	5,000	4,608
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,139
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,335	4,499
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,803
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,574
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,136
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,350
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,789
5% 6/1/14	2,000	2,157
5.25% 6/1/24	5,400	5,485
5.25% 6/1/25	5,000	5,061
5.25% 6/1/30	4,000	3,918
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,450	4,485
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	2,974
Series 2006 G:
5% 11/1/20	1,825	1,895
5% 11/1/21	2,020	2,085
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	4,863
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,182
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,645
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2004 A:
5.5% 6/1/15	$ 1,000	$ 1,090
5.5% 6/1/17	9,980	10,657
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	2,455	2,643
5% 11/1/16 (FGIC Insured)	2,000	2,132
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,143
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,064
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,341
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,604
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,597
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,919
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	2,947
5.125% 6/1/29	5,000	4,867
5.5% 6/1/19	2,000	2,094
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,109
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,299
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,419
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,214
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	5,893
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,566
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,396
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,737
Series 2006 E:
5% 10/1/23	2,410	2,550
5.25% 10/1/21	2,900	3,198
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 1,800	$ 1,850
Series 2009 I:
5.5% 11/1/23	1,535	1,598
6.125% 11/1/29	1,200	1,282
6.25% 11/1/21	2,000	2,245
6.375% 11/1/34	3,000	3,207
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,387
5.5% 11/1/16 (AMBAC Insured)	1,500	1,626
Series 2009 A:
5.75% 11/1/25	3,675	4,191
5.75% 11/1/28	6,525	7,255
6% 11/1/40	7,240	7,941
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	7,965	8,340
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,539
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,038
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,884
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	938
Series 2005 G, 5.25% 7/1/13	1,475	1,549
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	132
5% 8/15/19	50	52
5.75% 8/15/38	3,000	3,011
6.25% 8/15/33	2,500	2,619
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,233
Series 2007 A:
4.75% 4/1/33	2,000	1,888
5% 4/1/31	4,900	4,813
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,219
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 9,000	$ 9,130
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	15,725
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,035
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	3,865
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,420	1,538
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	1,959
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	854
0% 5/1/16	1,365	1,091
0% 5/1/17	1,155	878
0% 5/1/18	1,335	942
0% 5/1/19	1,000	660
0% 5/1/34 (a)	5,300	3,245
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,417
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,604
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,061
5% 11/1/25 (AMBAC Insured)	3,820	4,033
5% 11/1/33 (AMBAC Insured)	5,000	5,071
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,543
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,244
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,243
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,733
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,685	$ 3,033
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,562
5% 8/1/25 (FSA Insured)	1,435	1,490
5% 8/1/26 (FSA Insured)	2,000	2,080
5% 8/1/27 (FSA Insured)	1,785	1,849
5% 8/1/31 (FSA Insured)	5,000	5,090
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,625
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,334
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,206
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	2,925
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	611
5% 9/1/12 (AMBAC Insured)	625	653
5% 9/1/13 (AMBAC Insured)	655	685
5% 9/1/14 (AMBAC Insured)	690	726
5% 9/1/15 (AMBAC Insured)	725	772
5% 9/1/18 (AMBAC Insured)	835	864
5% 9/1/20 (AMBAC Insured)	925	929
5% 9/1/22 (AMBAC Insured)	1,020	1,015
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,170
6% 3/1/20 (FSA Insured)	1,000	1,128
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,800
5% 4/1/12	4,210	4,240
5% 4/1/13	1,830	1,843
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,582
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,469
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,441
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,457
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 720
0% 10/1/25 (AMBAC Insured)	1,665	671
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	571
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,448
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	835
0% 11/1/16 (Escrowed to Maturity) (d)	3,500	2,923
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,132
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,317
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	763
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,081
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,601
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,035
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,454
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	21,738
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,931
5.75% 1/15/40	8,155	8,006
5.875% 1/15/27	4,000	4,075
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,585
5.875% 1/15/29	4,000	4,043
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	790
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fullerton Univ. Foundation Auxiliary Organization Rev. Series 2000 A:
5.75% 7/1/25 (Pre-Refunded to 7/1/10 @ 101) (d)	$ 1,250	$ 1,268
5.75% 7/1/30 (Pre-Refunded to 7/1/10 @ 101) (d)	1,000	1,014
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	2,645	2,689
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,063
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,494
5% 6/1/45	12,125	10,921
5% 6/1/45	2,775	2,527
Series 2007 A1:
5% 6/1/11	1,445	1,478
5% 6/1/12	1,400	1,454
5% 6/1/13	1,000	1,045
5% 6/1/14	2,000	2,098
5% 6/1/15	1,000	1,049
5% 6/1/33	3,000	2,412
5.125% 6/1/47	2,600	1,706
5.75% 6/1/47	5,000	3,635
5% 6/1/45 (FSA Insured)	275	262
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,770
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	2,500	2,553
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	580
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,190
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	4,992
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,822
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	9,750	2,847
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,816
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000	$ 1,028
Series 2010 B, 5% 5/15/22	2,735	3,043
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,038
Series A, 5.75% 8/1/33	2,800	3,056
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,383
Series 2008 A, 6% 8/1/33	10,000	11,179
Series 2009 A, 5.5% 8/1/29	1,000	1,098
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,831
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,207
(Disney Parking Proj.):
0% 3/1/11	1,950	1,933
0% 3/1/12	2,180	2,117
0% 3/1/13	6,490	6,110
0% 9/1/14 (AMBAC Insured)	3,860	3,429
0% 3/1/18	3,000	2,168
0% 3/1/19	3,200	2,159
0% 3/1/20	1,000	629
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,140
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,248
5.375% 9/1/19 (FSA Insured)	1,210	1,302
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,711
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,158
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,067
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,176
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,461
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	$ 3,120	$ 3,128
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,398
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	2,998
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,535
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,532
Series 2007 A2, 5% 7/1/44	6,765	6,943
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (d)	10,690	13,018
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,887
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,270
Series 2007 A1, 4.5% 1/1/28	6,900	6,672
Series 2010 KRY, 5.25% 7/1/34	5,000	5,210
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,135
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,880	2,247
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,348
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	516
5% 7/1/39	4,095	4,185
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,434
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	573
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,143
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,226
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,509
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,591
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	$ 3,800	$ 3,922
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,701
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	579
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	620
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,742
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	569
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,391
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,280
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,189
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,319
12% 8/1/17 (FSA Insured)	1,000	1,606
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,038
Series 2009 E, 5%, tender 2/7/13 (b)	2,800	3,002
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,508
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,028
5% 9/1/17 (AMBAC Insured)	2,735	2,783
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,692
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	3,850	5,271
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,509
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,427
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	$ 3,000	$ 3,198
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,147
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,124
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,172
6.5% 8/1/24	1,220	1,368
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,417
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255	3,243
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,501
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,190
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,051
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,145
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,060
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,463
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,610
4% 9/1/13	1,855	1,928
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,201
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	564
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	975	975
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,245	5,246
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Port of Oakland Rev.: - continued
Series 2000 K:
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 4,000	$ 4,001
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,112
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)(d)	375	414
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,984
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,113
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,454
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,792
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,730
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,050
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,287
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,402
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Cap. Appreciation Series 2007, 0%, tender 6/1/10 (FSA Insured) (b)	1,790	1,790
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	5,981
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,915	2,988
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,747
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,464
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	2,816
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.): - continued
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,950	$ 2,013
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,023
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,116
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,842
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	641
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,194
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	560
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	721
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	696
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,136
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	5,623
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,871
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,654
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,013
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,300	11,010
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,059
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,058
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,573
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	2,000	2,228
5% 11/15/17 (AMBAC Insured)	2,000	2,199
5% 11/15/18 (AMBAC Insured)	2,000	2,178
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.: - continued
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	$ 4,090	$ 4,196
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,786
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,082
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,511
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,339
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,187
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,142
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,787
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,626
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,012
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,524
Second Series 32F, 5.25% 5/1/19	2,500	2,830
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,404
5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,059
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	6,915
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.):
Series 2009 B:
6.125% 8/1/28	1,000	1,059
6.625% 8/1/39	1,000	1,050
Series B, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475	1,473
Series A, 0% 8/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,084
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,141
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,720	$ 3,882
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,645	3,776
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	1,958
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,202
5.5% 1/15/28	1,060	944
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,409
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,703
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,817
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	956
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,252
5% 3/1/24 (AMBAC Insured) (c)	9,690	9,695
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,134
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,975
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,863
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,087
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,724
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,190
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,119
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	$ 5,280	$ 5,763
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,062
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	688
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	655
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,048
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,011
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,441
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,042
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,387
0% 9/1/22 (AMBAC Insured)	2,900	1,508
0% 9/1/25 (AMBAC Insured)	6,800	2,878
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,034
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	398
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,173
Sierra View Local Health Care District Rev. Series 1998, 5.4% 7/1/22	4,315	4,322
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,511
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	957
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,620
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	17,588
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	647
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,074
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,374
6% 6/1/22	1,100	1,141
Torrance Unified School District Series 2008 Z, 6% 8/1/33	5,000	5,530
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,539
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,614
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	709
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,742
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,019
Series 2007 D, 5% 5/15/25	4,250	4,537
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	797
5.5% 5/15/24 (AMBAC Insured)	370	374
Series 2008 L, 5% 5/15/40	3,000	3,078
Series 2009 O, 5.75% 5/15/34	9,900	11,098
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,137
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,375
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,784
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,157
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,597
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,000	5,261
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,034
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,226
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	140
5.375% 8/1/16 (FSA Insured)	100	107
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	896
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	777
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Walnut Valley Unified School District Series D: - continued
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,315	$ 349
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,082
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,143
6.25% 7/1/39	6,000	6,300
Series A:
5% 7/1/23	1,460	1,459
5% 7/1/25	1,665	1,653
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,602
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,846
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,387
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,117
		1,657,571
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	547
5.375% 10/1/14	1,000	1,092
5.875% 10/1/18	1,565	1,771
		3,410
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 0.717% 7/1/21 (FGIC Insured) (b)	4,600	3,420
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,605
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	9,500	1,456
		12,481
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,513
Series 2009 B, 5% 10/1/25	1,500	1,522
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series A:
5% 10/1/10	$ 520	$ 520
5.25% 10/1/15	1,255	1,382
		4,937
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $1,644,037)	1,678,399
NET OTHER ASSETS - 1.3%	22,699
NET ASSETS - 100%	$ 1,701,098
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,642,477,000. Net unrealized appreciation aggregated $35,922,000, of which $58,575,000 related to appreciated investment securities and $22,653,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010